Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans
(9) Benefit Plans

(a) Retirement Plan

The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service. The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees' highest five consecutive years' compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation. The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide for benefits attributed to service to date. Assets of the plan are administered by Trustco Bank's Trust Department. This plan was frozen as of December 31, 2006. The following tables set forth the plan's funded (unfunded) status and amounts recognized in the Company's consolidated statements of condition at December 31, 2011 and 2010.

Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2011	2010
Projected benefit obligation at beginning of year	$27,115	26,664
Service cost	45	57
Interest cost	1,515	1,498
Benefits paid	(1,605)	(1,595)
Net actuarial loss (gain)	2,213	491

Projected benefit obligation at end of year	$29,283	27,115

Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2011	2010

Fair Value of plan assets at beginning of year	$31,373	28,672
Actual gain on plan assets	510	3,296
Company contributions	-	1,000
Benefits paid	(1,605)	(1,595)
Fair value of plan assets at end of year	30,278	31,373

Funded status at end of year	$995	4,259

Amounts recognized in accumulated other comprehensive income consist of the following as of:

	December 31,
	2011	2010
Net actuarial loss	$7,987	4,454

Components of Net Periodic Pension (Credit) Expense and Other Amounts Recognized in Other Comprehensive Income:

(dollars in thousands)	For the years ended
	December 31,
	2011	2010	2009
Service cost	$45	57	52
Interest cost	1,515	1,498	1,525
Expected return on plan assets	(1,985)	(1,814)	(1,386)
Amortization of net loss	156	203	365
Net periodic pension (credit) expense	(269)	(56)	556

Amortization of net loss	(156)	(203)	(365)
Net actuarial (gain) / loss included in other comprehensive income	3,689	(992)	(2,081)

	3,533	(1,195)	(2,446)

Total recognized in net periodic benefit (credit) cost and other comprehensive income	$3,264	(1,251)	(1,890)

The estimated net loss for the plan that will be amortized from accumulated other comprehensive income into net periodic pension cost over the next fiscal year is approximately $400 thousand.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2012	$1,681
2013	1,703
2014	1,718
2015	1,725
2016	1,736
2017 - 2021	8,968

The assumptions used to determine benefit obligations at December 31 are as follows:

	2011	2010	2009
Discount rate	5.17%	5.62	5.82

The assumptions used to determine net periodic pension expense for the years ended December 31 are as follows:

	2011	2010	2009
Discount rate	5.62%	5.82	6.01

Expected long-term rate of return on assets	6.50	6.50	6.50

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company's actuaries.

The Company also has a supplementary pension plan under which additional retirement benefits are accrued for eligible executive officers. This plan supplements the defined benefit retirement plan for eligible employees that exceed the Internal Revenue Service limit on the amount of pension payments that are allowed from a retirement plan. The supplemental plan provides eligible employees with total benefit payments as calculated by the retirement plan without regard to this limitation. Benefits under this plan are calculated using the same actuarial assumptions and interest rates as used for the retirement plan calculations. The accumulated benefits under this supplementary pension plan were approximately $5.6 million as of December 31, 2011 and 2010. Effective as of December 31, 2008, this plan has been frozen and no additional benefits will accrue. Instead, the amount of the Company's annual contribution to the plan plus interest is paid directly to each eligible employee. The expense recorded for this plan was $647 thousand, $610 thousand, and $621 thousand, in 2011, 2010, and 2009, respectively.

Rabbi trusts have been established for certain benefit plans. These trust accounts are administered by the Company's Trust Department and invest primarily in bonds issued by government-sponsored enterprises and money market instruments. These assets are recorded at their fair value and are included in securities available for sale and other short-term investments in the Consolidated Statements of Condition. As of both December 31, 2011 and 2010, the trusts had assets totaling $5.7 million.

(b) Postretirement Benefits

The Company permits retirees under age 65 to participate in the Company's medical plan by making certain payments. At age 65, the Bank provides a Medicare Supplemental program to retirees.

In 2003, the Company amended the medical plan to reflect changes to the retiree medical insurance coverage portion. The Company's subsidy of the retiree medical insurance premiums was eliminated. The Company continues to provide postretirement medical benefits for a limited number of retired executives in accordance with their employment contracts.

The following tables show the plan's funded status and amounts recognized in the Company's Consolidated Statements of Condition at December 31, 2011 and 2010:

Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2011	2010

Accumulated benefit obligation at beginning of year	$1,184	1,142
Service cost	26	31
Interest cost	98	62
Prior service cost	533	-
Benefits paid	(25)	(24)
Net actuarial gain	192	(27)
Accumulated benefit obligation at end of year	$2,008	1,184

Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2011	2010

Fair value of plan assets at beginning of year	$13,554	12,338
Actual gain on plan assets	108	1,216
Company contributions	25	24
Benefits paid	(25)	(24)
Fair value of plan assets at end of year	13,662	13,554

Funded status at end of year	$11,654	12,370

	December 31,
Amounts recognized in accumulated other comprehensive income consist of the following as of:	2011	2010
Net actuarial gain	$(1,564)	(2,166)
Prior service credit	(3,968)	(4,763)
Total	$(5,532)	(6,929)

Components of Net Periodic Benefit (Credit) and Other Amounts Recognized in Other Comprehensive Income:

	For the years ended December 31,
(dollars in thousands)	2011	2010	2009
Service cost	$26	31	27
Interest cost	98	62	68
Expected return on plan assets	(447)	(407)	(343)
Amortization of net actuarial gain	(71)	(15)	-
Amortization of prior service credit	(262)	(403)	(403)
Net periodic benefit credit	(656)	(732)	(651)

Net (gain) loss	531	(836)	(1,711)
Prior service cost	533	-	-
Amortization of prior service cost	262	403	403
Amortization of net gain	71	15	-
Total amount recognized in other comprehensive income	1,397	(418)	(1,308)

Total amount recognized in net periodic benefit cost and other comprehensive income	$741	(1,150)	(1,959)

The estimated amount that will be amortized from accumulated other comprehensive income into net periodic benefit credit over the next fiscal year is approximately $300 thousand.

Expected Future Benefit Payments

The following benefit payments are expected to be paid:

Year	Postretirement Benefits

2012	$58
2013	63
2014	56
2015	59
2016	62
2017 - 2021	389

The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2011	2010	2009
Discount rate	5.17%	5.62	5.82

The assumptions used to determine net periodic pension benefit (credit) for the years ended December 31 are as follows:

	2011	2010	2009
Discount rate	5.62%	5.82	6.01

Expected long-term rate of return on assets, net of tax	3.30	3.30	3.30

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company's actuaries.

For measurement purposes, a graded annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) was assumed for 2011 and thereafter. A one percentage point increase or decrease in the assumed health care cost in each year would have an approximate $400 thousand impact on the accumulated postretirement benefit obligation as of December 31, 2011.  The impact on the interest and service components of net periodic postretirement benefit credit for the year ended December 31, 2011 would be negligible given the limited number of retirees receiving benefits.

(c) Components of Accumulated Other Comprehensive Income (Loss) Related to Retirement and Postretirement Benefit Plans

The following table presents the components of accumulated other comprehensive income (loss), net of tax, as of:

(dollars in thousands)
	December 31, 2011
	Retirement Plan	Post- Retirement Benefit Plan	Total
Unrecognized net actuarial gain (loss)	$(4,803)	939	(3,864)

Unrecognized prior service credit	-	2,386	2,386
Total	$(4,803)	3,325	(1,478)

	December 31, 2010
	Retirement Plan	Post- Retirement Benefit Plan	Total
Unrecognized net actuarial gain (loss)	$(2,679)	1,301	(1,378)

Unrecognized prior service credit	-	2,864	2,864
Total	$(2,679)	4,165	1,486

The following table details the change in the components of other comprehensive income related to the retirement plan and the post-retirement benefit plan, net of tax, at December 31, 2011 and 2010, respectively.

(dollars in thousands)
	December 31, 2011
	Retirement Plan	Post- Retirement Benefit Plan	Total
Increase in unrecognized net actuarial loss	$(2,496)	(362)	(2,858)
Amortization of net actuarial gain and prior service cost	-	(106)	(106)
Total	$(2,496)	(468)	(2,964)

	December 31, 2010
	Retirement Plan	Post- Retirement Benefit Plan	Total

Decrease in unrecognized net actuarial loss	$605	493	1,098
Amortization of net actuarial gain and prior service cost	-	(130)	(130)
Total	$605	363	968

(d) Major Categories of Pension and Postretirement Benefit Plan Assets:

The asset allocations of the Company's pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2011	2010	2011	2010
Debt Securities	33%	26	30	30
Equity Securities	64	65	63	66
Other	3	9	7	4
Total	100%	100	100	100

The expected long-term rate-of-return on plan assets, noted in sections (a) and (b) above, reflects long-term earnings expectations on existing plan assets. In estimating that rate, appropriate consideration was given to historical returns earned by plan assets and the rates of return expected to be available for reinvestment. Rates of return were adjusted to reflect current capital market assumptions and changes in investment allocations.

The Company's investment policies and strategies for the pension benefit and postretirement benefit plans prescribe a target allocation of 50% to 70% equity securities, 25% to 40% debt securities, and 0% to 10% for other securities for the asset categories. The Company's investment goals are to maximize returns subject to specific risk management policies. Its risk management policies permit direct investments in equity and debt securities and mutual funds while prohibiting direct investment in derivative financial instruments. The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international debt and equity securities. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Fair Value of Plan Assets:

Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2011 and 2010, by asset category, is as follows:

Retirement Plan		Fair Value Measurements at
		December 31, 2011 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$870	870	-	-
Equity mutual funds	19,232	19,232	-	-
U.S. government sponsored enterprises	6,422	-	6,422	-
Corporate bonds	3,310	-	3,310	-
Fixed income mutual funds	444	444	-	-

Total Plan Assets	$30,278	20,546	9,732	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2011 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,001	1,001	-	-
Equity mutual funds	8,551	8,551	-	-
State and political subdivisions	4,110	-	4,110	-

Total Plan Assets	$13,662	9,552	4,110	-

Retirement Plan		Fair Value Measurements at
		December 31, 2010 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,853	2,853	-	-
Equity mutual funds	20,228	20,228	-	-
U.S. government sponsored enterprises	5,491	-	5,491	-
Corporate bonds	2,392	-	2,392	-
Fixed income mutual funds	409	409	-	-

Total Plan Assets	$31,373	23,490	7,883	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2010 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$613	613	-	-
Equity mutual funds	8,930	8,930	-	-
State and political subdivisions	4,011	-	4,011	-

Total Plan Assets	$13,554	9,543	4,011	-

At December 31, 2011 and 2010, the majority of the equity mutual funds included in the plan assets of the retirement plan and postretirement benefit plan consist of large-cap index funds, while the remainder of the equity mutual funds consists of mid-cap, small-cap and international funds.

There were no transfers between Level 1 and Level 2 in 2011 and 2010.

The Company made contributions of $1 million to its pension plan during 2010. No contributions were made in 2011.  The Company does not expect to make any contributions to its pension and postretirement benefit plans in 2012.

(e) Incentive and Bonus Plans

During 2006 the Company amended its profit sharing plan to include a 401(k) feature. Under the 401(k) feature the Company matches 100% of the aggregate salary contribution up to the first 3% of compensation and 50% of the aggregate contribution of the next 3%. No profit sharing contributions were made in 2011, 2010 or 2009 but were replaced with Company contributions to the 401(k) feature of the plan. Expenses related to the plan aggregated $461 thousand for 2011, $435 thousand in 2010 and $416 thousand in 2009.

The Company also has an executive incentive plan. The expense of this plan generally is based on the Company's performance and estimated distributions to participants are accrued during the year and generally paid in the following year. The expense recorded for this plan was $1.3 million, $746 thousand and $690 thousand in 2011, 2010 and 2009, respectively.

In prior years, the Company awarded 3.2 million performance bonus units to the executive officers and directors. These units become vested and exercisable only under a change of control as defined in the plan. The units were awarded based upon the stock price at the time of grant and, if exercised under a change of control, allow the holder to receive the increase in value offered in the exchange over the stock price at the date of grant for each unit, if any.  As of December 31, 2011, the weighted average strike price of each unit was $7.16.

 (f) Stock Option Plans and Restricted Stock Plans

Under the 2010 TrustCo Bank Corp NY Stock Option Plan, the Company may grant stock options and restricted stock to its eligible employees for up to approximately 2.0 million shares of common stock. Under the 2004 TrustCo Bank Corp NY Stock Option Plan, the Company could have granted options to its eligible employees for up to approximately 2.0 million shares of common stock. Under the 1995 TrustCo Bank Corp NY Stock Option Plan, the Company could have granted options to its eligible employees for up to approximately 7.9 million shares of common stock.

Under the 2010 Directors Stock Option Plan, the Company may grant stock options and restricted stock to its directors for up to approximately 250 thousand shares of its common stock.  Under the 2004 Directors Stock Option Plan, the Company could have granted options to its directors for up to approximately 200 thousand shares of its common stock. Under the 1993 Directors Stock Option Plan, the Company could have granted options to its directors for up to approximately 531 thousand shares of its common stock.

Under each of these plans, the exercise price of each option equals the fair value of the Company's stock on the date of grant, and an option's maximum term is ten years. Options vest over four to five years from the date the options are granted for the employees plans and they are immediately vested under the directors' plans. A summary of the status of TrustCo's stock option plans as of December 31, 2011, 2010 and 2009, and changes during the years then ended, are as follows:

	Outstanding Options		Exercisable Options
	Shares	Weighted Average Option Price	Shares	Weighted Average Option Price
Balance, January 1, 2009	3,839,988	$10.81	2,965,788	$11.31
Expired options - 2009	(384,815)	10.00	(384,815)	10.00
Exercised options - 2009	-	0.00	-	0.00
Options became exercisable	-	0.00	197,700	9.23
Balance, December 31, 2009	3,455,173	10.90	2,778,673	11.34
Expired options - 2010	(406,818)	9.47	(406,818)	9.47
Exercised options - 2010	-	0.00	-	0.00
Options became exercisable	-	0.00	197,700	9.23
Balance, December 31, 2010	3,048,355	11.09	2,569,555	11.47
New options awarded-2011	504,000	5.14	14,000	5.14
Expired options - 2011	(426,105)	9.74	(426,105)	9.74
Cancelled options-2011	(10,500)	9.29	(10,500)	9.29
Exercised options - 2011	-	0.00	-	0.00
Options became exercisable	-	0.00	203,700	9.23
Balance, December 31, 2011	3,115,750	$10.32	2,350,650	$11.56

The following table summarizes information about total stock options outstanding at December 31, 2011:

Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
Between $5.14and $10.00	1,492,500	7.2 years	$7.84
Greater than $10.00	1,623,250	2.2 years	12.60
Total	3,115,750	4.6 years	$10.32

The following table summarizes information about total stock options exercisable at December 31, 2011:

Range of Exercise Price	Options Outstanding and Exercisable	W eighted Average Remaining Contractual Life	Weighted Average Exercise Price
Between $5.14and $10.00	727,400	5.9 years	$9.24
Greater than $10.00	1,623,250	2.2 years	12.60
Total	2,350,650	3.4 years	$11.56

At December 31, 2011, the intrinsic value of outstanding stock options and vested stock options was not material. The Company expects all unvested options to vest according to plan provisions.

No stock options were exercised in 2011, 2010 or 2009. It is the Company's policy to generally issue stock for stock option exercises from previously unissued shares of common stock or treasury shares.

During 2011, the Company issued 99 thousand restricted common shares to certain eligible executive officers and another 7 thousand restricted common shares to its board of directors.  The restricted share awards hold the same voting powers as the Company's common stock and become 100% vested after three years based upon a cliff-vesting schedule.  The shares are also eligible to receive nonforfeitable dividend payments.  The fair value of these awards was $5.14 per restricted share, the fair value of the Company's common stock on the grant date.  During 2011, the Company recognized approximately $28 thousand in stock based compensation expense related to the employee awards and another $2 thousand related to the directors awards. Unrecognized stock-based compensation expense related to the outstanding restricted shares totaled $515 thousand at December 31, 2011.  At December 31, 2011, all of the awards were unvested.  The weighted average period over which the unrecognized expense is expected to be recognized was three years.

Stock-based Compensation Expense: Stock-based compensation expense totaled $274 thousand, $176 thousand and $214 thousand in 2011, 2010 and 2009, respectively, related to the 2010 and 2004 TrustCo Bank Corp NY Stock Option Plans. In 2011, $13 thousand of stock-based compensation expense was recognized related to the 2010 Directors Stock Option Plan. No such expense was recorded in 2010 or 2009 as no stock options were granted to directors. Stock-based compensation expense is recognized ratably over the vesting period for all awards. Income tax benefits recognized in the accompanying consolidated statements of income related to stock-based compensation in 2011, 2010 and 2009 was approximately $100 thousand, $62 thousand and $75 thousand, respectively. Unrecognized stock-based compensation expense related to non-vested stock options totaled $508 thousand at December 31, 2011. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 4.0 years.

Valuation of Stock-Based Compensation: The fair value of the Company's employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant. The weighted-average fair value of stock options granted during 2011 estimated using the Black-Scholes option pricing model, was $0.98. The Company estimated expected market price volatility and the expected term of the options based on historical data and other factors. There were no stock options granted in 2010 or 2009. The assumptions used to determine the fair value of options granted during 2011 are detailed in the table below:

	2011
	Employees'		Directors'
	Plan		Plan
Expected dividend yield	5.11%		5.11
Risk-free interest rate	1.90		1.59
Expected volatility rate	26.64		28.50
Expected lives	7.5	years	6.0